Stockholders’ Equity (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands								1 Months Ended				2 Months Ended	12 Months Ended
	Nov. 09, 2020 MXN ($) shares	Oct. 02, 2020 MXN ($) shares	May 08, 2020 MXN ($)	May 08, 2020 $ / shares	Mar. 10, 2020 MXN ($)	Jan. 10, 2020 MXN ($)	Jan. 10, 2020 MXN ($) $ / shares	Feb. 18, 2021 MXN ($) $ / shares	Nov. 19, 2020 $ / shares	Aug. 20, 2020 MXN ($)	Aug. 17, 2020 MXN ($) $ / shares	Mar. 31, 2022 MXN ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 MXN ($) shares	Jan. 03, 2021 MXN ($) shares	Dec. 31, 2020 shares	Dec. 31, 2022 MXN ($) $ / shares shares	Oct. 28, 2022 MXN ($) $ / shares	Sep. 08, 2022 MXN ($)	Aug. 19, 2022 MXN ($) $ / shares	Jun. 22, 2022 MXN ($)	Apr. 29, 2022 MXN ($)	Mar. 31, 2022 $ / shares	Feb. 11, 2022 MXN ($) $ / shares	Nov. 04, 2021 MXN ($)	Oct. 29, 2021 MXN ($) $ / shares	Aug. 19, 2021 MXN ($)	Aug. 13, 2021 MXN ($) $ / shares	Jun. 21, 2021 shares	May 20, 2021 MXN ($)	May 12, 2021 MXN ($) $ / shares	Mar. 04, 2021 MXN ($)	Dec. 14, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Stockholders’ Equity (Details) [Line Items]
Treasury shares (in Shares) | shares													356,029	283,403	1,015,072
Repurchased shares (in Shares) | shares												72,626
Repurchased amount (in Dollars)												$ 50,000	$ 50,000
Issued treasury shares (in Shares) | shares														37,316,546	36,584,968		37,316,546												731,669
Increased variable capital	$ 27,183	$ 89,235			$ 181,865
Cashless exercises of issuance shares (in Shares) | shares	3,520,489	352,256											214,020			1,457,798
Warrant shares (in Shares) | shares	109,874	352,256
Cash exercise (in Shares) | shares	109,874
Increased share premium	$ 860,571
Redemption of shares (in Shares) | shares	1,301,293
Total capital increase share premium amount															$ 909,428
Dividend per share (in Pesos per share) | $ / shares								$ 9.57									$ 9.38	$ 1.34		$ 5.36				$ 9.38		$ 9.38		$ 9.38			$ 9.57
Dividend per shares (in Pesos per share) | $ / shares							$ 2.32
Dividends from profits generated			$ 100,000
Dividend per shares (in Pesos per share) | $ / shares				$ 2.9					$ 9.11		$ 9.27
Dividend paid in cash	$ 330,000										$ 330,000
Income tex percentage													5.00%
Common stock percentage													20.00%
Retained earnings								$ 350,000						$ 856,994	(334,769)		$ 779,941	$ 50,000		$ 200,000				$ 350,000		$ 350,000					$ 350,000
Par value per share (in Pesos per share) | (per share)																	$ 10						$ 17.03
Equivalent amount												$ 25,321
Reclassification amount								$ 876,518
Issuance cost					16,736
Fair value liability					$ 55,810
Merger stockholders’ equity increased																																	$ 4,724
Shareholding paid																		$ 26,259		$ 105,035	$ 183,812			$ 183,812	$ 183,812		$ 183,812			$ 180,489		$ 180,489
Dividends payment from retained earnings																						$ 350,000						$ 350,000
Cash paid														37,692	39,579				$ 199,610															$ 36,909
Dividends from retained earnings						$ 70,000
Dividend to campalier based on its shareholding							$ 42,739
Remaining part of dividend	$ 168,136		$ 53,522							$ 176,621
Legal Reserve [Member]
Stockholders’ Equity (Details) [Line Items]
Retained earnings														$ 10,679	$ 10,679		$ 10,679